Income Tax	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Tax
Income Tax
The components of the provision for income taxes were as follows:

	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Current	(2,361)	(3,557)	(962)
Deferred	(852)	2,733	(11)
Income tax expense	(3,213)	(824)	(973)

The Partnership operates in countries that have differing tax laws and rates. Consequently, a consolidated weighted average tax rate will vary from year to year according to the source of earnings or losses by country and the change in applicable tax rates. Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $
Net income before income tax expenses	30,088	49,735	158,938
Net income not subject to taxes	(68,675)	(94,106)	(138,542)
Net (loss) income subject to taxes	(38,587)	(44,371)	20,396
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	6,833	13,874	(3,338)
Adjustments to valuation allowance and uncertain tax positions	(14,733)	324	11,802
Permanent and currency differences	3,257	(12,507)	(9,125)
Change in tax rates	1,430	(2,515)	(312)
Tax expense related to the current year	(3,213)	(824)	(973)

The significant components of the Partnership’s deferred tax assets (liabilities) were as follows:

	December 31, 2018 $	December 31, 2017 $
Derivative instruments	2,793	3,823
Taxation loss carryforwards and disallowed finance costs	49,298	35,326
Vessels and equipment	4,045	3,936
Capitalized interest	(1,853)	(1,927)
	54,283	41,158
Valuation allowance	(52,570)	(38,594)
Net deferred tax assets included in other assets	1,713	2,564

The Partnership had tax losses in the United Kingdom (or UK) of $15.9 million as at December 31, 2018 (December 31, 2017 – $7.9 million) that are available indefinitely for offset against future taxable income in the UK. The Partnership had tax losses and disallowed finance costs in Spain of 110.3 million Euros or approximately $126.3 million (December 31, 2017 – 110.3 million Euros or approximately $132.5 million) and 20.7 million Euros or approximately $23.6 million (December 31, 2017 – 25.2 million Euros or approximately $30.2 million), respectively, at December 31, 2018 of which the tax losses are available indefinitely and the disallowed finance costs are available for 18 years from the year the costs are incurred for offset against future taxable income in Spain. The Partnership also had tax losses in Luxembourg of 109.9 million Euros or approximately $125.7 million as at December 31, 2018 (December 31, 2017 – 91.5 million Euros or approximately $109.9 million) that are available for offset against taxable future income in Luxembourg, either indefinitely for losses arising prior to 2017, or for 17 years for losses arising subsequent to 2016.

The Partnership recognizes interest and penalties related to uncertain tax positions in income tax expense. The tax years 2008 through 2018 currently remain open to examination by the major tax jurisdictions to which the Partnership is subject.